American Beacon Large Cap Value Fund
Advisor Class
AMR Class
Institutional Class
Investor Class
Retirement Class
Y Class

Supplement dated November 1, 2010 to the
Statement of Additional Information dated March 1, 2010
as Amended May 4, 2010

                      The information below supplements the Statement of Additional Information dated March 1, 2010, as amended May 4, 2010, and is in addition to any other supplement(s):

                       In the Portfolio Managers section under Metropolitan West Capital Management, LLC, references to Howard Gleicher are removed.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE